Subsequent Events Securities Sold Subsequent Event Disclosures (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Subsequent Event [Line Items]
Subsequent Event, Description		$ 787,851	$ 178,067	$ 589,023
Gain on Sale of Investment Securities		1,886,081	436,871	1,325,823
Repayments of Federal Home Loan Bank Borrowings		15,000,000	5,000,000	30,000,000
Gains (Losses) on Sales of Other Real Estate		$ 227,053	$ 303,440	$ 101,645
Subsequent Event [Member]
Subsequent Event [Line Items]
Gains (Losses) on Sales of Other Real Estate	$ 739,000